Taxes - Income tax expense (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Taxes
Current income tax	$ 2,746,903	$ 1,741,312
Deferred income tax	913,455	(801,302)
Adjustments to prior years' current and deferred tax	(18,999)	(31,059)
Income tax expense	$ 3,641,359	$ 908,951